OTHER ASSETS AND LIABILITIES - Other assets (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Other non-current assets
Customer acquisition costs		$ 94	$ 87
Tax advances (non-income tax)		24	6
Loans to customers, net of expected credit losses		31	15
Other non-financial assets		85	84
Total other non-current assets	[1]	234	192
Other current assets
Advances to suppliers		85	66
Input value added tax		50	46
Prepaid taxes		51	49
Other assets		30	80
Total other current assets		$ 216	$ 241

[1]	* Certain prior period comparatives have been represented to conform with the current year presentation.